SUPPLEMENT DATED NOVEMBER 12, 2009
TO THE CLASS A, B, AND C SHARES PROSPECTUS
FOR PRINCIPAL FUNDS, INC.
DATED MARCH 1, 2009
(As Supplemented on March 20, 2009, April 8, 2009, April 9, 2009,
April 21, 2009, May 4, 2009, May 21, 2009, June 19, 2009,
July 30, 2009, August 25, 2009, September 18, 2009 and October 16, 2009)

This supplement updates information currently in the Prospectus. Retain this supplement with the
Prospectus.

MANAGEMENT OF THE FUNDS
The Sub-Advisors

AllianceBernstein L.P.
Effective on or about October 15, 2009, John Mahedy no longer provides day-to-day management of the
LargeCap Value Fund III’s portfolio. Remove from the Prospectus references to Mr. Mahedy. Add David
Yuen and Joseph G. Paul as individuals providing day-to-day fund management for the LargeCap Value
Fund III, and add the following biographical information for Mr. Paul and Mr. Yuen.

Joseph Gerard Paul. Mr. Paul is Co-CIO of US Large Cap Value Equities and CIO of North American
Value Equities. He is also the Global Head of Diversified Value Services and is responsible for product design research for diversified value services. Previously, he was CIO—Advanced Value Fund (1999-
2009), CIO—Small and Mid-Cap Value (2002-2008), and Co-CIO—Real Estate Investments (2004-2008).
He earned a BS from the University of Arizona and an MS from the Sloan School of Management of the
Massachusetts Institute of Technology.

David Yuen. Mr. Yuen is Co-CIO of US Large Cap Value and CIO of the Advanced Value Fund. He has
been the Director of Research for US Large Cap Value since early 2008. Previously, Mr. Yuen was the
Director of Research for Emerging Markets Value since August 2002. Mr. Yuen earned a BS in operations research from Columbia University’s School of Engineering.

Replace the paragraph immediately preceding the table identifying the fund, the persons providing day-to-
day fund management, and the year in which the person began providing day-to-day fund management, with the following:

The management of, and investment decisions for, the LargeCap Value Fund III portfolio are currently made by the North American Investment Policy Group. Joseph G. Paul, David Yuen, Marilyn G. Fedak,
Christopher W. Marx, and John D. Phillips are the persons with the most significant responsibility for the day-to-day management of the Fund’s portfolio.

Principal Global Investors, LLC
Effective October 6, 2009, Doug Earney no longer serves as a portfolio manager for the Short-Term Bond
Fund or Ultra Short Bond Fund. Remove from the Prospectus references to Mr. Earney. Add Timothy R.
Warrick as an individual providing day-to-day fund management for the Short-Term Bond Fund and Ultra
Short Bond Fund.